May 01, 2020
GUIDESTONE FUNDS
Supplement dated January 29, 2021
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.         FEES AND EXPENSES CHANGES FOR THE CONSERVATIVE ALLOCATION FUND
Under the heading “Fees and Expenses” for the Conservative Allocation Fund, on page 39, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.03%	0.29%
Acquired fund fees and expenses(1)	0.55%	0.55%
Total annual Fund operating expenses	0.68%	0.94%
(1)	Acquired fund fees and expenses have been restated to reflect current estimated fees and expenses based on the Fund’s target allocation among the underlying funds.
Under the heading “Fees and Expenses” for the Conservative Allocation Fund, on page 39, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$ 69	$ 96
3 Years	$218	$ 300
5 Years	$379	$ 520
10 Years	$847	$1,155
II.         PRINCIPAL INVESTMENT STRATEGIES AND PRINCIAL INVESTMENT RISK CHANGES
TO THE CONSERVATIVE ALLOCATION FUND
In the section “Principal Investment Strategies” for the Conservative Allocation Fund, on page 40, the second bullet is deleted in its entirety and replaced with the following:
•	The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds or other investments.

Asset Class(1)	Range
Fixed Income(2)	50-80%
Equities (3)	20-40%
Impact (4)	0-15%
Real Assets(2)	0-15%
Alternatives (2)	0-15%
(1)	All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)	These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and may include foreign and domestic investments.
(3)	The Equities asset class may include a fund which may invest a portion of its assets in fixed income and convertible securities.
(4)	The Impact asset class may include investments in the equity and debt of companies, nonprofit organizations and funds (e.g., registered funds, private funds or other similar pooled investment vehicles).
In the section “Principal Investment Strategies for the Conservative Allocation Fund, on page 40, the fourth bullet point is deleted in its entirety and replaced with the following:
•	The asset classes in which the Fund may invest through the Select Funds or other investments (such as other investment companies, including exchange-traded funds (“ETFs”)) generally are divided into:
•	Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•	Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•	Impact investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation;
•	Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”) and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•	Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies and below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
In the section “Principal Investment Risks” for the Conservative Allocation Fund, beginning on page 40, the following risk is added in alphabetical order:
•	Impact Investing Risk: The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. There is a chance that the information and data used in evaluating an impact-based investment may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of impact investing strategies depends upon the skill of investment managers in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.
III.         FEES AND EXPENSES CHANGES FOR THE BALANCED ALLOCATION FUND
Under the heading “Fees and Expenses” for the Balanced Allocation Fund, on page 45, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.02%	0.28%
Acquired fund fees and expenses(1)	0.67%	0.67%
Total annual Fund operating expenses	0.79%	1.05%
(1)	Acquired fund fees and expenses have been restated to reflect the estimated fees and expenses for the current fiscal year based on the Fund’s target allocations among the underlying funds.
Under the heading “Fees and Expenses” for the Balanced Allocation Fund, on page 45, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$ 81	$ 107
3 Years	$252	$ 334
5 Years	$439	$ 579
10 Years	$978	$1,283
IV.         PRINCIPAL INVESTMENT STRATEGIES AND PRINCIAL INVESTMENT RISK CHANGES
TO THE BALANCED ALLOCATION FUND
In the section “Principal Investment Strategies” for the Balanced Allocation Fund, on page 46, the second bullet is deleted in its entirety and replaced with the following:
•	The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds or other investments.

Asset Class(1)	Range
Fixed Income(2)	35-60%
Equities (3)	40-65%
Impact (4)	0-15%
Real Assets(2)	0-15%
Alternatives (2)	0-15%
(1)	All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)	These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and may include foreign and domestic investments.
(3)	The Equities asset class may include a fund which may invest a portion of its assets in fixed income and convertible securities.
(4)	The Impact asset class may include investments in the equity and debt of companies, nonprofit organizations and funds (e.g., registered funds, private funds or other similar pooled investment vehicles).
In the section “Principal Investment Strategies” for the Balanced Allocation Fund, on page 46, the fourth bullet is deleted in its entirety and replaced with the following:
•	The asset classes in which the Fund may invest through the Select Funds or other investments (such as other investment companies, including exchange-traded funds (“ETFs”)) generally are divided into:
•	Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•	Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•	Impact investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation;
•	Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”) and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•	Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies and below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
In the section “Principal Investment Risks” for the Balanced Allocation Fund, beginning on page 46, the following risk is added in alphabetical order:
•	Impact Investing Risk: The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. There is a chance that the information and data used in evaluating an impact-based investment may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of impact investing strategies depends upon the skill of investment managers in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.
V.         FEES AND EXPENSES CHANGES FOR THE GROWTH ALLOCATION FUND
Under the heading “Fees and Expenses” for the Growth Allocation Fund, on page 51, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.02%	0.28%
Acquired fund fees and expenses(1)	0.78%	0.78%
Total annual Fund operating expenses	0.90%	1.16%
(1)	Acquired fund fees and expenses have been restated to reflect the estimated fees and expenses for the current fiscal year based on the Fund’s target allocations among the underlying funds.
Under the heading “Fees and Expenses” for the Growth Allocation Fund, on page 51, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$ 92	$ 118
3 Years	$ 287	$ 368
5 Years	$ 498	$ 638
10 Years	$1,108	$1,409
VI.         PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISK CHANGES
TO THE GROWTH ALLOCATION FUND
In the section “Principal Investment Strategies” for the Growth Allocation Fund, on page 52, the second bullet is deleted in its entirety and replaced with the following:
•	The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds or other investments.

Asset Class(1)	Range
Fixed Income(2)	10-35%
Equities (3)	65-90%
Impact (4)	0-15%
Real Assets(2)	0-15%
Alternatives (2)	0-15%
(1)	All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)	These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and may include foreign and domestic investments.
(3)	The Equities asset class may include a fund which may invest a portion of its assets in fixed income and convertible securities.
(4)	The Impact asset class may include investments in the equity and debt of companies, nonprofit organizations and funds (e.g., registered funds, private funds or other similar pooled investment vehicles).
In the section “Principal Investment Strategies” for the Growth Allocation Fund, on page 52, the fourth bullet is deleted in its entirety and replaced with the following:
•	The asset classes in which the Fund may invest through the Select Funds or other investments (such as other investment companies, including exchange-traded funds (“ETFs”)) generally are divided into:
•	Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•	Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•	Impact investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation;
•	Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”) and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•	Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies and below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
In the section “Principal Investment Risks” for the Growth Allocation Fund, beginning on page 52, the following risk is added in alphabetical order:
•	Impact Investing Risk: The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. There is a chance that the information and data used in evaluating an impact-based investment may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of impact investing strategies depends upon the skill of investment managers in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.